Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Warrants issued				585,145
Unrecognized tax benefits			$ 47,000			$ 47,000	$ 12,000	$ 0
Accrued for payment of interest and penalties			$ 0			$ 0	$ 0
Antidilutive securities	41,561,044	38,166,748		41,561,044	38,166,748	38,496,099	36,638,554
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true			true
ACON S2 Acquisition Corp [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents	$ 0		$ 0	$ 0		$ 0
Assets Held-in-trust, Noncurrent	250,016,847		250,004,454	250,016,847		250,004,454
Concentrations of credit risk federal depository insurance coverage limit	250,000		250,000	250,000		250,000
Unrecognized tax benefits	0		0	0		0
Accrued for payment of interest and penalties	$ 0		$ 0	$ 0		$ 0
IPO [Member] | ACON S2 Acquisition Corp [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants issued			8,333,333
Private Placement [Member] | ACON S2 Acquisition Corp [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants issued			4,666,667
Accounting Standards Update 2020-06 [Member] | ACON S2 Acquisition Corp [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2021			Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true			true
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities	0	1,738,382		0	1,738,382	1,738,382	1,668,382
Warrant [Member] | ACON S2 Acquisition Corp [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities			13,000,000	13,000,000
Class A Ordinary Shares Subject To Possible Redemption [Member] | ACON S2 Acquisition Corp [Member]
Summary Of Significant Accounting Policies [Line Items]
Temporary equity shares subject to possible redemption	25,000,000		25,000,000	25,000,000		25,000,000
Maximum [Member] | ACON S2 Acquisition Corp [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents original maturity term			3 months	3 months
Maximum [Member] | US Treasury Securities [Member] | ACON S2 Acquisition Corp [Member]
Summary Of Significant Accounting Policies [Line Items]
Investments held in Trust Account, original maturity				185 days